Offerings	Feb. 20, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value US$0.00001 per share
Amount Registered | shares	183,486,225
Proposed Maximum Offering Price per Unit	0.05
Maximum Aggregate Offering Price	$ 9,174,311.25
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,266.98
Offering Note	Represents up to 7,339,449 American depositary shares (“ADSs”) of the Registrant, representing up to 183,486,225 Class A ordinary shares. Each ADS represents 25 Class A ordinary shares. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, or, the Securities Act, this registration statement shall be deemed to cover any additional number of Class A ordinary shares that may be issued from time to time to prevent dilution as a result of a distribution, split, combination or similar transaction.

Proposed Maximum Offering Price Per Unit: Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(c) under the Securities Act of 1933, as amended, based on the average of the high and low trading prices on February 18, 2026 of the Registrant's ADSs listed on the Nasdaq Global Market, which is US$1.08 per ADS or US$0.05 per Class A ordinary share.

On February 9, 2026, the Registrant filed a Registration Statement on Form F-1 (File No. 333-293320) with the Securities and Exchange Commission (the “Commission”), which became effective on February 11, 2026 (the “Prior Registration Statement”). The Registrant paid filing fees of $4,838.79 in connection with the Prior Registraion Statement. There were no sales of the Registrant’s securities under the Prior Registration Statement. The Registrant requested the SEC’s consent to the withdrawal of such Registration Statement on February 23, 2026. Pursuant to Rule 457(p) under the Securities Act, the Registrant is offsetting the filing fee for the securities registered hereby by the amount of registration fee previously paid with respect to the unsold securities under the Prior Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	ADS Warrants
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Represents up to 11,009,174 warrants to purchase up to 11,009,174 ADSs (the “ADS Warrants”). The exercise price of such warrant is assumed to be US$1.09. Pursuant to Rule 457(g) of the Securities Act, no separate fee is recorded for the warrants and the entire fee is allocated to the underlying Class A ordinary shares.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	ADSs issuable upon exercise of ADS Warrants
Amount Registered | shares	11,009,174
Proposed Maximum Offering Price per Unit	1.09
Maximum Aggregate Offering Price	$ 11,999,999.12
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,657.20
Offering Note	Represents up to 11,009,174 ADSs issuable upon the exercise of the ADS Warrants, representing up to 275,229,338 Class A ordinary shares. Pursuant to Rule 416(a) under the Securities Act, this registration statement shall be deemed to cover any additional number of ordinary shares that may be issued from time to time to prevent dilution as a result of a distribution, split, combination or similar transaction.

Proposed Maximum Offering Price Per Unit: Calculated in accordance with Rule 457(g) under the Securities Act based on an assumed per ADS exercise price of US$1.09.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pre-Funded Warrants
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Represents up to 7,339,449 pre-funded warrants to purchase up to 7,339,449 ADSs (the “Pre-Funded Warrants”). The exercise price of such warrant is assumed to be $1.089. Pursuant to Rule 457(g) of the Securities Act, no separate fee is recorded for the warrants and the entire fee is allocated to the underlying Class A ordinary shares.

Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	ADSs issuable upon exercise of Pre-Funded Warrants
Amount Registered | shares	7,339,449
Proposed Maximum Offering Price per Unit	1.0890
Maximum Aggregate Offering Price	$ 7,992,659.97
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,103.79
Offering Note	Represents up to 7,339,449 ADSs issuable upon the exercise of the Pre-Funded Warrants, representing up to 183,486,225 Class A ordinary shares. Pursuant to Rule 416(a) under the Securities Act, this registration statement shall be deemed to cover any additional number of ordinary shares that may be issued from time to time to prevent dilution as a result of a distribution, split, combination or similar transaction.

Proposed Maximum Offering Price Per Unit: Calculated in accordance with Rule 457(g) under the Securities Act based on an assumed per ADS exercise price of US$1.089.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Placement Agent Warrants to purchase ADSs
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Represents up to 220,183 placement agent warrants to purchase up to 220,183 ADSs (the “Placement Agent Warrants”). The exercise price of such warrant is assumed to be $1.09. Pursuant to Rule 457(g) of the Securities Act, no separate fee is recorded for the warrants and the entire fee is allocated to the underlying Class A ordinary shares.

Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	ADSs issuable upon exercise of Placement Agent Warrants
Amount Registered | shares	220,183
Proposed Maximum Offering Price per Unit	1.09
Maximum Aggregate Offering Price	$ 239,999.47
Fee Rate	0.01381%
Amount of Registration Fee	$ 33.15
Offering Note	Represents up to 220,183 ADSs issuable upon the exercise of the Placement Agent Warrants, representing up to 5,504,575 Class A ordinary shares. Pursuant to Rule 416(a) under the Securities Act, this registration statement shall be deemed to cover any additional number of ordinary shares that may be issued from time to time to prevent dilution as a result of a distribution, split, combination or similar transaction.

Proposed Maximum Offering Price Per Unit: Calculated in accordance with Rule 457(g) under the Securities Act based on an assumed per ADS exercise price of US$1.09.